Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 42,407	$ 47,099
Short-term bank deposits	446	422
Marketable securities	5,499
Trade receivables (net of allowance for doubtful accounts of $ 5,435 and $ 6,519 at December 31, 2012 and 2013, respectively)	131,166	149,120
Other accounts receivable and prepaid expenses	34,205	38,743
Deferred tax assets, net	7,198	8,589
Inventories	64,239	65,554
Total current assets	285,160	309,527
NON-CURRENT ASSETS:
Marketable securities	3,985	4,068
Deferred tax assets, net	6,542	9,140
Severance pay and pension fund	7,065	7,163
Other non-current assets	5,826	4,964
PROPERTY AND EQUIPMENT, NET	35,245	33,642
INTANGIBLE ASSETS, NET	7,213	9,809
GOODWILL	14,935	15,283
Total long-term assets	80,811	84,069
Toal assets	365,971	393,596
CURRENT LIABILITIES:
Current maturities of long-term loan	8,232	8,232
Short-term loans	38,690	17,000
Trade payables	77,979	102,079
Deferred revenues	7,968	16,719
Other accounts payable and accrued expenses	45,526	36,090
Total current liabilities	178,395	180,120
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	10,304	18,536
Accrued severance pay and pensions	13,635	12,311
Other long-term liabilities	28,559	38,920
Total long-term liabilities	52,498	69,767
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 shares at December 31, 2012 and 2013; Issued: 40,046,691 and 55,938,691 shares at December 31, 2012 and 2013, respectively; Outstanding: 36,565,168 and 52,457,168 shares at December 31, 2012 and 2013, respectively	141	98
Additional paid-in capital	357,989	318,106
Treasury shares at cost - 3,481,523 Ordinary shares as of December 31, 2012 and 2013	(20,091)	(20,091)
Accumulated other comprehensive loss, net of taxes	(1,569)	(490)
Accumulated deficit	(201,392)	(153,914)
Total shareholders' equity	135,078	143,709
Total liabilities and shareholders' equity	$ 365,971	$ 393,596